Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest, all of which are individually and in the aggregate immaterial, as summarized in the table below.

	For the years ended December 31,
(in thousands)	2019	2018	2017
Net sales	$20,002	$23,358	$3,852

Net sales with related parties primarily reflects our ventures in China including our partnership to externalize the HPV test franchise for cervical cancer screening in China as well as our joint venture with Sichuan Maccura Biotechnology Co., Ltd which was terminated in conjunction with the 2019 restructuring activities discussed further in Note 6 "Restructuring and
Impairments" which also details related party restructuring charges.

	As of December 31,
(in thousands)	2019	2018
Accounts receivable	$7,589	$10,109
Prepaid expenses and other current assets	$13,697	$3,873
Other long-term assets	$16,830	$24,300
Accounts payable	$1,775	$4,888
Accrued and other current liabilities	$15,404	$5,488

Prepaid expenses and other current assets include short-term loan receivables and supplier advances from companies with which we have an investment or partnership interest.
In connection with the 2019 Restructuring further discussed in Note 6 "Restructuring and Impairments", we entered into a agreement with a non-publicly traded company considered a related party to reduce future purchase commitments to $25.2 million through 2022. The commitment was reduced by $12.8 million which will be paid in 2020 and is included in accrued and other current liabilities as of December 31, 2019 in the accompanying consolidated balance sheet.
During 2018, we purchased a convertible note for $15.0 million from a privately held company. The note is due in December 2021 and bears interest at 8%. In the event the company goes public, the note will convert into common shares in the company ranking pari-passu with existing common shares. As of December 31, 2019, the principal and accrued interest of this note totals $16.3 million and is included in other long-term assets.